Cash generated from operations (Tables)	12 Months Ended
Dec. 31, 2024
Statement of cash flows [abstract]
Summary of Cash Generated From Operations	Cash generated from operations

(in €‘000)	Notes	2024	2023	2022
Loss before income tax		(46,309)	(109,778)	(304,656)
Adjustments to reconcile loss before income tax to net cash flows:
Loss on modification of old facility	25	—	—	1,730
Loss on extinguishment of old facility	25	—	—	2,832
Fair value (gains)/losses on derivatives (purchase options)	7	—	—	(3,787)
Fair value (gains)/losses on derivatives (power purchase agreements)	7	12,690	7,442	—
Fair value (gains)/losses on Public and Private warrant liabilities	27	—	6,273	(27,103)
Other finance (income)/costs	12	36,544	31,535	12,221
Share-based payment expenses	11	(29,967)	21,120	258,089
Depreciation, impairments and reversal of impairments of property, plant and equipment	9 , 10 , 15	21,767	20,222	16,749
Depreciation and impairments of right-of-use of assets	9 , 10 , 17	11,734	8,537	6,710
Amortization and impairments of intangible assets	9 , 10, 16	8,886	3,635	3,691
Net (gain)/loss on disposal of property, plant and equipment	7	4,407	7,975	10,473
Movements in working capital:
Decrease/(increase) in inventories	18	6,858	(8,087)	(16,788)
Decrease/(increase) in other financial assets	19	(2,143)	(9,491)	(3,312)
Decrease/(increase) in trade and other receivables, contract assets, and prepayments and other assets	6 , 20 , 21	11,302	(20,490)	(21,664)
Increase/(decrease) in trade and other payables and contract liabilities	6 , 28	8,752	7,828	(31,031)
Increase/(decrease) in provisions and other liabilities	26	4,387	2,597	142
Cash generated from/(used in) operations		48,909	(30,681)	(95,704)